EQUITY ACCOUNTED INVESTMENTS - Gross Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 14,885	$ 18,294
Non-current assets	67,500	70,956
Total assets	82,385	89,250
Current liabilities	14,355	16,677
Non-current liabilities	49,498	54,144
Total liabilities	63,853	70,821
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	38,066	37,939
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	17,180	22,606
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	26,822	28,112
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	4,413	4,583
Non-current assets	12,695	11,243
Total assets	17,108	15,826
Current liabilities	2,516	2,721
Non-current liabilities	8,127	6,368
Total liabilities	10,643	9,089
Total net assets	6,465	6,737
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	825	372
Non-current assets	2,809	432
Total assets	3,634	804
Current liabilities	521	337
Non-current liabilities	2,509	107
Total liabilities	3,030	444
Total net assets	604	360
Investments accounted for using equity method | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,505	2,529
Non-current assets	8,164	8,458
Total assets	10,669	10,987
Current liabilities	1,516	1,595
Non-current liabilities	4,495	5,695
Total liabilities	6,011	7,290
Total net assets	4,658	3,697
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,083	1,682
Non-current assets	1,722	2,353
Total assets	2,805	4,035
Current liabilities	479	789
Non-current liabilities	1,123	566
Total liabilities	1,602	1,355
Total net assets	$ 1,203	$ 2,680